Commitments and Contingencies (Details Textual) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Mar. 30, 2015	Sep. 24, 2013
Commitments and Contingencies (Textual)
Rent expense	$ 21,039	$ 22,807	$ 64,375	$ 70,701	$ 91,871	$ 80,584
Term of lease agreement			60 months
Percentage of the total shares of common stock							67.26%	100.00%
Description of Plaintiff compensation			The Plaintiff seeks monetary damages, including (i) two (2) times of the alleged owed compensation to him, together with interest as well as litigation costs, expert witness fees and reasonable attorneys' fees; (ii) damages for the alleged breach of the Employment Agreement by the Company, estimated to be at least $2 million, plus interest and attorney's fees; (iii) an unspecified amount for his alleged libel claim; and (iv) damages for the alleged tortious interference with contract, including punitive damages of at least $2 million. The Plaintiff is also seeking a declaratory judgment, claiming that he was not terminated as a director and should continue to hold a seat on the Company's Board of Directors.